Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Loss before income taxes	$(36,677,299)	$(28,128,292)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$(9,719,484)	$(7,453,997)
Non-taxable income or non-deductible expenses	3,222,344	791,087
Tax rate differential and other	(25,426)	(73,479)
Unapplied non-capital losses	6,522,566	6,736,389
	$—	$—

Schedule of significant components of the deferred tax assets and liabilities

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Unrecognized deferred tax assets: Non-capital losses carried forward	$137,626,777	$112,996,570
Share issue costs	177,577	354,182
Scientific Research & Experimental Development	12,340,372	7,707,728
Total unrecognized deferred tax asset	$150,144,726	$121,058,480

Schedule of tax losses expiration year

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,249
2041	26,175,446
2042	28,977,384
2043	25,780,238
2044	24,630,207
$137,626,777